Eaton Vance

Municipal Opportunities Fund

October 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 1.1%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.1%
Care New England Health System, 5.50%, 9/1/26	$11,000	$11,402,590
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	3,485	3,406,587

Total Corporate Bonds — 1.1% (identified cost $14,325,348)		$14,809,177

Tax-Exempt Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 0.587%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)	$467	$469,452

Total Tax-Exempt Mortgage-Backed Securities — 0.1% (identified cost $466,582)		$469,452

Tax-Exempt Municipal Obligations — 93.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.4%
Delaware Valley Regional Finance Authority, PA, 0.815%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	$8,000	$8,018,880
Illinois Finance Authority, (Revolving Fund), Green Bonds, 4.00%, 1/1/33	8,190	9,998,434
Indiana Finance Authority, (State Revolving Fund), Green Bonds, 5.00%, 2/1/30	7,500	9,761,850
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/30	3,000	3,938,910

		$31,718,074

Education — 5.2%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(2)	$525	$605,713
Arizona Industrial Development Authority, (Doral Academy of Nevada), 3.55%, 7/15/29(2)	1,295	1,388,499
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/40(2)	865	925,818
Arizona State University:
5.00%, 7/1/33	500	556,520
5.00%, 7/1/34	580	645,563
Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	667,326
Build NYC Resource Corp., NY, (New World Preparatory Charter School):
4.00%, 6/15/51	140	149,015

Security	Principal Amount (000’s omitted)	Value
4.00%, 6/15/56	$105	$111,279
California Municipal Finance Authority, (California Lutheran University):
5.00%, 10/1/31	600	733,596
5.00%, 10/1/35	1,125	1,362,971
5.00%, 10/1/37	1,400	1,689,996
California School Finance Authority, (KIPP SoCal Public Schools):
5.00%, 7/1/39(2)	1,000	1,208,970
5.00%, 7/1/49(2)	1,000	1,191,740
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(2)	550	587,796
Connecticut Health and Educational Facilities Authority, (Yale University), 0.25% to 2/9/24 (Put Date), 7/1/49	2,665	2,652,901
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	621,018
District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	680	815,164
District of Columbia, (Gallaudet University):
3.00%, 4/1/37	750	806,715
3.00%, 4/1/38	900	965,736
3.00%, 4/1/39	750	802,717
3.00%, 4/1/40	725	774,271
3.00%, 4/1/41	775	825,375
4.00%, 4/1/32	325	390,208
4.00%, 4/1/33	160	191,304
4.00%, 4/1/34	165	196,305
4.00%, 4/1/35	200	236,796
4.00%, 4/1/36	375	442,440
District of Columbia, (KIPP DC):
4.00%, 7/1/39	280	315,563
4.00%, 7/1/44	270	300,615
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/39(2)	1,425	1,611,832
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design):
5.00%, 3/1/32	315	381,925
5.00%, 3/1/33	355	429,539
5.00%, 3/1/34	350	422,408
Kentucky Bond Development Corp., (Transylvania University):
3.00%, 3/1/34	350	373,496
3.00%, 3/1/35	200	212,918
3.00%, 3/1/38	215	227,029
4.00%, 3/1/33	175	202,666
4.00%, 3/1/36	265	304,512
4.00%, 3/1/37	255	292,266
4.00%, 3/1/39	225	256,766
4.00%, 3/1/40	210	239,194
4.00%, 3/1/41	245	278,384
5.00%, 3/1/30	320	405,286
5.00%, 3/1/31	345	433,517
5.00%, 3/1/32	355	444,595
Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	923,342
Minnesota Higher Education Facilities Authority, (St. Olaf College), 3.00%, 10/1/38	1,000	1,089,870
Monroe County Industrial Development Corp., NY, (University of Rochester):
Series 2017C, 5.00%, 7/1/29	650	795,177
Series 2017D, 5.00%, 7/1/29	750	917,512

Security	Principal Amount (000’s omitted)	Value
New Jersey Educational Facilities Authority, (Princeton University):
5.00%, 3/1/33	$6,210	$8,257,561
5.00%, 3/1/35	4,680	6,187,756
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,833,059
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES):
5.00%, 8/15/22	510	529,161
5.00%, 8/15/23	275	295,188
5.00%, 8/15/24	300	332,970
Philadelphia Industrial Development Authority, PA, (La Salle University):
5.00%, 5/1/25	910	989,225
5.00%, 5/1/26	1,850	2,043,084
5.00%, 5/1/29	1,000	1,113,670
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science):
4.125%, 12/15/28(2)	540	585,922
5.00%, 12/15/38(2)	2,690	3,112,895
Public Finance Authority, WI, (North Carolina Leadership Academy):
5.00%, 6/15/39(2)	205	222,556
5.00%, 6/15/49(2)	260	279,131
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(2)	840	992,846
5.00%, 4/1/50(2)	1,010	1,177,155
Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	563,440
University of Arkansas:
5.00%, 11/1/24	450	511,024
5.00%, 11/1/25	500	586,705
University of Idaho, 5.00%, 4/1/24	500	554,880
University of North Carolina at Charlotte, 4.00%, 4/1/37	625	680,725
University of North Carolina at Greensboro, 5.00%, 4/1/27	400	486,620
University of Pittsburgh, PA, 0.41%, (SIFMA + 0.36%), 2/15/24(1)	3,000	3,012,570
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
5.00%, 10/15/49	285	325,273
5.00%, 10/15/54	430	489,134

		$68,566,714

Electric Utilities — 4.0%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.00%, 2/15/36	$5,000	$6,211,550
Arkansas River Power Authority, CO, 5.00%, 10/1/27	30	35,896
Carroll County, KY, (Kentucky Utilities Co.), (AMT), 2.00%, 2/1/32	1,000	1,018,410
Delaware Municipal Electric Corp., (Beasley Power Station):
5.00%, 7/1/29	270	343,297
5.00%, 7/1/30	320	414,106
5.00%, 7/1/31	300	394,335
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	4,505	4,867,202
Long Island Power Authority, NY, Electric System Revenue:
0.808%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	6,000	6,018,000
5.00%, 9/1/29	500	614,545
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 1/1/28	1,515	1,868,677

Security	Principal Amount (000’s omitted)	Value
Nebraska Public Power District:
5.00%, 1/1/24	$750	$825,097
2021 Series A, 5.00%, 1/1/35	2,100	2,709,231
2021 Series A, 5.00%, 1/1/36	2,900	3,724,702
2021 Series A, 5.00%, 1/1/37	3,000	3,839,670
2021 Series A, 5.00%, 1/1/38	3,115	3,974,989
2021 Series B, 5.00%, 1/1/35	1,880	2,425,407
2021 Series B, 5.00%, 1/1/36	1,900	2,440,322
2021 Series B, 5.00%, 1/1/37	2,000	2,559,780
2021 Series B, 5.00%, 1/1/38	2,000	2,552,160
Omaha Public Power District, NE, 5.00%, 2/1/25	550	628,633
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	2,869,435
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue:
5.00%, 9/1/26	1,165	1,354,744
5.00%, 9/1/27	1,000	1,158,120

		$52,848,308

Escrowed/Prerefunded — 0.7%
Central Texas Regional Mobility Authority, Prerefunded to 7/1/25, 5.00%, 1/1/29	$600	$696,978
Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.00%, 7/1/32	125	129,028
District of Columbia, (Association of American Medical Colleges), Prerefunded to 10/1/23, 5.00%, 10/1/30	570	621,676
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/29	500	560,620
Illinois Finance Authority, (Plymouth Place, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	1,315	1,436,703
Mattawan Consolidated School, MI:
Prerefunded to 5/1/25, 5.00%, 5/1/26	750	867,375
Prerefunded to 5/1/25, 5.00%, 5/1/27	1,000	1,156,500
Prerefunded to 5/1/25, 5.00%, 5/1/28	500	578,250
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/28	225	235,753
San Francisco City and County Public Utilities Commission, CA, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/37	2,575	2,930,813

		$9,213,696

General Obligations — 11.9%
Ann Arbor Public Schools, MI:
5.00%, 5/1/23	$10	$10,714
5.00%, 5/1/27	1,000	1,153,860
Auburn, ME:
4.00%, 11/1/30	500	617,245
4.00%, 11/1/31	400	500,048
Burlington, VT, 5.00%, 11/1/24	400	454,500
California, 4.00%, 12/1/22	10,000	10,412,400
Champaign County Community Unit School District No. 4, IL, 5.00%, 1/1/33	1,650	2,020,177
Chicago Park District, IL, 5.00%, 1/1/24	500	548,125
Chicago, IL, 5.00%, 1/1/28	3,000	3,632,040
Connecticut, 5.00%, 4/15/34	1,000	1,253,010
Dallas, TX, 5.00%, 2/15/25	1,000	1,147,590
District of Columbia, 5.00%, 10/15/32	10,000	12,656,100

Security	Principal Amount (000’s omitted)	Value
Eagle Mountain-Saginaw Independent School District, TX, (PSF Guaranteed):
4.00%, 8/15/31	$1,950	$2,385,786
4.00%, 8/15/32	2,660	3,239,800
4.00%, 8/15/33	3,285	3,986,413
Florida, 5.00%, 7/1/22	9,765	10,077,187
Georgia, 4.00%, 7/1/35	5,000	6,153,450
Heard County Public Facilities Authority, GA, (Heard County School District), 4.00%, 3/1/29	850	1,004,853
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,665	1,416,154
Illinois:
5.50%, 5/1/39	1,740	2,160,158
5.75%, 5/1/45	1,780	2,211,401
Johnson County Unified School District No. 512, KS, 3.00%, 10/1/39	605	669,777
Johnson County, KS, 2.00%, 9/1/32	1,310	1,366,998
Kane, Cook and DuPage Counties School District No. 46, IL:
5.00%, 1/1/26	900	990,324
5.00%, 1/1/29	2,000	2,193,400
King County, WA:
4.00%, 12/1/32	1,790	2,228,174
4.00%, 12/1/33	1,885	2,340,944
4.00%, 12/1/34	2,480	3,072,571
4.00%, 12/1/36	2,680	3,306,289
Minneapolis-St. Paul Metropolitan Council, MN, 5.00%, 12/1/25	10,000	11,787,000
Monroe Township, NJ:
5.00%, 1/15/29	425	536,601
5.00%, 1/15/30	425	545,012
5.00%, 1/15/31	430	546,926
5.00%, 1/15/32	440	557,330
5.00%, 1/15/33	450	568,652
New Jersey:
2.00%, 6/1/30	5,000	5,117,450
4.00%, 6/1/32	1,150	1,413,626
New York, NY, 5.00%, 8/1/29	450	486,441
Ottawa County, MI, 5.00%, 11/1/22	500	523,735
Passaic County Improvement Authority, NJ, (Passaic County Community College), 5.375%, 7/1/41	1,535	2,271,877
Puerto Rico:
5.75%, 7/1/41(3)	2,700	2,497,500
8.00%, 7/1/35(3)	4,260	3,759,450
8.00%, 7/1/35(3)	615	535,819
Sarpy County, NE:
2.00%, 6/1/28	2,365	2,465,110
2.00%, 6/1/29	2,395	2,467,976
2.00%, 6/1/30	2,430	2,486,692
Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,207,040
Sonoma County Junior College District, CA, (Election of 2014), 4.00%, 8/1/33	3,000	3,583,680
St. Joseph Public Schools, MI:
5.00%, 5/1/28	1,880	2,170,686
5.00%, 5/1/29	1,650	1,901,394
Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	444,588

Security	Principal Amount (000’s omitted)	Value
Township High School District No. 203, IL:
5.00%, 12/15/29	$2,080	$2,690,979
5.00%, 12/15/30	1,190	1,569,336
Upper Merion Area School District, PA:
5.00%, 1/15/29	500	570,295
5.00%, 1/15/30	300	342,177
Wake County, NC, 5.00%, 4/1/22	6,170	6,294,387
Washington:
5.00%, 6/1/35	2,500	3,226,800
5.00%, 6/1/36	2,200	2,831,224
5.00%, 6/1/37	2,500	3,208,950
Will and Cook Counties Community High School District No. 210, IL:
0.00%, 1/1/27	65	58,671
5.00%, 1/1/29	1,185	1,237,567
Wilmington, NC, 5.00%, 5/1/28	1,760	2,219,061

		$155,333,520

Hospital — 15.2%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$940	$1,086,894
Augusta Development Authority, GA, (AU Health System, Inc.):
5.00%, 7/1/26	2,525	2,921,324
5.00%, 7/1/27	2,635	3,109,853
Berks County Industrial Development Authority, PA, (Tower Health):
5.00%, 11/1/47	2,000	2,198,720
5.00%, 11/1/50	5,465	5,994,395
Berks County Municipal Authority, PA, (The Reading Hospital and Medical Center), 4.25%, 11/1/41	110	110,678
Berks County Municipal Authority, PA, (Tower Health), 5.00% to 2/1/27 (Put Date), 2/1/40	3,000	3,376,500
Boone County, MO, (Boone Hospital Center):
5.00%, 8/1/29	1,410	1,620,527
5.00%, 8/1/31	3,215	3,668,765
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,431,501
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/28	300	331,494
5.00%, 11/1/29	110	121,135
5.00%, 11/1/30	150	164,738
5.00%, 11/1/35	250	273,233
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), Prerefunded to 11/1/24, 5.00%, 11/1/26	425	484,011
Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/50(2)	3,730	4,393,269
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 5.00%, 7/1/33(4)	2,000	2,535,060
Conway, AR, (Conway Regional Medical Center):
5.00%, 8/1/28	500	583,590
5.00%, 8/1/29	200	232,142
Crawford County Hospital Authority, PA, (Meadville Medical Center):
6.00%, 6/1/36	2,660	2,994,947
6.00%, 6/1/51	4,715	5,232,471
Darke County, OH, (Wayne HealthCare):
4.00%, 9/1/40	1,000	1,065,210
4.00%, 9/1/45	2,580	2,718,830

Security	Principal Amount (000’s omitted)	Value
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/30	$600	$737,946
5.00%, 6/1/31	1,200	1,469,472
Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	551,515
Doylestown Hospital Authority, PA, (Doylestown Health):
4.00%, 7/1/45	315	339,400
5.00%, 7/1/46	850	949,169
5.00%, 7/1/49	2,375	2,738,256
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,117,660
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/35	750	879,240
4.00%, 8/1/36	750	876,750
4.00%, 8/1/37	750	874,387
4.00%, 8/1/38	1,750	2,035,792
Halifax Hospital Medical Center, FL:
5.00%, 6/1/27	2,890	3,421,818
5.00%, 6/1/29	1,830	2,149,646
Illinois Finance Authority, (Presence Health Network):
3.75%, 2/15/34	3,145	3,510,889
5.00%, 2/15/28	8,000	9,689,600
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers):
5.00%, 8/15/23	1,000	1,080,290
5.00%, 8/15/28	1,670	1,925,042
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center):
5.125%, 6/1/26	475	498,650
5.25%, 6/1/27	415	435,476
5.375%, 6/1/28	455	477,363
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	1,200	1,448,568
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/29	505	552,500
4.00%, 11/1/30	1,605	1,745,036
5.00%, 11/1/26	1,375	1,595,289
5.00%, 11/1/27	1,440	1,700,280
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center):
4.00%, 9/1/24	475	518,933
4.00%, 9/1/25	550	615,027
5.00%, 9/1/28	795	937,536
5.00%, 9/1/31	600	698,940
Lancaster County Hospital Authority, PA, (Penn State Health):
5.00%, 11/1/38(4)	1,000	1,241,000
5.00%, 11/1/39(4)	1,100	1,360,381
5.00%, 11/1/40(4)	1,300	1,602,666
5.00%, 11/1/41(4)	1,715	2,108,061
Lexington County Health Services District, Inc., SC, 5.00%, 11/1/27	200	245,068
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center):
5.00%, 7/1/34	960	1,217,760
5.00%, 7/1/35	1,510	1,911,932
5.00%, 7/1/36	1,615	2,039,051

Security	Principal Amount (000’s omitted)	Value
5.00%, 7/1/37	$1,690	$2,128,183
5.00%, 7/1/38	1,780	2,236,784
5.00%, 7/1/39	1,865	2,338,281
5.00%, 7/1/40	1,960	2,452,666
Massachusetts Development Finance Agency, (Atrius Health):
4.00%, 6/1/49	850	946,815
5.00%, 6/1/39	710	862,444
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/32	500	499,380
Massachusetts Development Finance Agency, (Milford Regional Medical Center):
5.00%, 7/15/27	125	133,068
5.00%, 7/15/33(2)	320	395,011
5.00%, 7/15/34(2)	300	369,360
5.00%, 7/15/35(2)	275	337,986
5.00%, 7/15/36(2)	235	288,016
5.00%, 7/15/37(2)	245	299,490
5.00%, 7/15/46(2)	1,390	1,666,971
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group):
5.00%, 7/1/27	1,460	1,781,375
5.00%, 7/1/28	2,000	2,425,620
5.00%, 7/1/29	2,700	3,255,039
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,466,458
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,115,220
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/27	1,250	1,376,775
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,112,480
New Hampshire Health and Education Facilities Authority, (Concord Hospital):
5.00%, 10/1/32	500	603,895
5.00%, 10/1/33	1,000	1,206,080
5.00%, 10/1/34	1,070	1,283,197
5.00%, 10/1/35	1,550	1,857,892
New Jersey Health Care Facilities Financing Authority, (AtlantiCare Health System Obligated Group):
5.00%, 7/1/30	1,070	1,401,989
5.00%, 7/1/31	775	1,034,330
New Jersey Health Care Facilities Financing Authority, (Barnabas Health), Prerefunded to 7/1/22, 5.00%, 7/1/23	605	624,179
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), Prerefunded to 7/1/24, 5.00%, 7/1/30	500	561,330
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	2,600	3,067,246
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,121,800
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/30	30	35,132
New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group):
4.00%, 7/1/35	1,000	1,168,910
4.00%, 7/1/36	1,000	1,165,840
4.00%, 7/1/37	1,000	1,163,040

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	$500	$548,125
New York Dormitory Authority, (Catholic Health System Obligated Group):
5.00%, 7/1/34	550	655,072
5.00%, 7/1/35	625	743,181
5.00%, 7/1/36	550	652,333
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/29	750	920,302
New York Dormitory Authority, (NYU Hospitals Center):
5.00%, 7/1/22	440	453,675
5.00%, 7/1/23	600	646,032
5.00%, 7/1/25	2,000	2,316,140
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 1.098%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	1,000	1,005,120
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	998,002
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/33	3,165	3,834,429
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	555,605
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/29	300	379,317
5.00%, 10/1/40	875	1,075,751
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/31	1,705	1,928,901
5.25%, 4/1/34	2,000	2,272,900
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,515,920
Savannah Hospital Authority, GA, (St. Joseph’s/Candler Health System, Inc.), 4.00%, 7/1/43	2,500	2,834,000
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.):
5.00%, 12/1/25	1,530	1,773,836
5.00%, 12/1/26	1,410	1,634,105
5.00%, 12/1/28	1,550	1,788,948
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,182,740
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/39	2,750	3,205,345
Ward County, ND, (Trinity Obligated Group):
5.00%, 6/1/29	1,300	1,572,220
5.00%, 6/1/30	1,815	2,175,405
5.00%, 6/1/31	1,885	2,243,678
5.00%, 6/1/34	3,000	3,548,970
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/30	1,600	1,957,424
Washington Health Care Facilities Authority, (PeaceHealth), Prerefunded to 5/15/24, 5.00%, 11/15/26	1,000	1,114,540
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,189,920
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	269,823

		$198,719,717

Housing — 3.5%
California Municipal Finance Authority, (CHF-Riverside II, LLC):
5.00%, 5/15/32	$415	$514,293
5.00%, 5/15/33	2,870	3,539,743
5.00%, 5/15/34	915	1,124,691
5.00%, 5/15/36	1,260	1,538,258

Security	Principal Amount (000’s omitted)	Value
5.00%, 5/15/37	$1,495	$1,820,207
5.00%, 5/15/38	500	607,115
CSCDA Community Improvement Authority, CA, Essential Housing Revenue, 3.00%, 12/1/56(2)	1,265	1,176,488
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/32	1,060	1,209,174
4.00%, 5/15/33	1,100	1,248,148
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/32	300	342,552
4.00%, 7/1/33	330	375,477
4.00%, 7/1/34	340	385,767
4.00%, 7/1/35	350	396,274
4.00%, 7/1/40	450	503,078
4.00%, 7/1/50	935	1,029,248
5.00%, 7/1/55	2,200	2,600,246
New Mexico Mortgage Finance Authority, 3.00%, 1/1/52	2,000	2,161,400
New York City Housing Development Corp., NY:
2.10% to 10/1/29 (Put Date), 11/1/46	8,295	8,745,584
Green Bonds, 0.60% to 7/1/25 (Put Date), 5/1/61	3,200	3,179,360
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	355	423,568
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/35	770	924,870
5.00%, 7/1/37	1,235	1,477,616
5.00%, 7/1/39	860	1,025,602
5.00%, 7/1/59	1,500	1,752,030
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/27	705	835,777
5.00%, 6/1/28	665	802,908
5.00%, 6/1/29	365	447,994
5.00%, 6/1/34	2,560	3,077,658
5.00%, 6/1/39	1,595	1,896,646

		$45,161,772

Industrial Development Revenue — 3.6%
Arkansas Development Finance Authority, (Big River Steel), Green Bonds, (AMT), 4.75%, 9/1/49(2)	$4,000	$4,456,760
Florida Development Finance Corp., (Waste Pro USA, Inc.):
(AMT), 5.00%, 5/1/29(2)	2,155	2,299,967
(AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(2)	2,250	2,309,422
Maine Finance Authority, (Casella Waste Systems, Inc.):
(AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(2)	875	960,601
(AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(2)	940	1,057,462
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	1,500	1,555,515
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	215	236,169
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,633,000
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	1,675	1,762,117

Security	Principal Amount (000’s omitted)	Value
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/34	$5,000	$5,948,650
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(2)	1,920	1,987,008
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(2)	5,500	5,627,820
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,153,030
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	9,045	10,150,299
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(2)	4,269	4,568,422

		$46,706,242

Insured-Education — 0.1%
Missouri Southern State University:
(AGM), 4.00%, 10/1/33	$220	$247,577
(AGM), 4.00%, 10/1/35	125	140,108
(AGM), 4.00%, 10/1/36	150	167,728
(AGM), 4.00%, 10/1/37	85	94,813
(AGM), 4.00%, 10/1/38	70	77,926
(AGM), 4.00%, 10/1/39	55	61,097

		$789,249

Insured-Electric Utilities — 0.7%
Brownsville, TX, Utility System Revenue, (AGM), 4.00%, 9/1/45	$1,505	$1,706,234
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	1,500	1,790,070
Puerto Rico Electric Power Authority:
(AGC), 5.00%, 7/1/26	280	281,954
(NPFG), 5.25%, 7/1/22	3,500	3,523,275
(NPFG), 5.25%, 7/1/23	335	347,844
(NPFG), 5.25%, 7/1/25	170	180,778
(NPFG), 5.25%, 7/1/29	1,110	1,204,738
(NPFG), 5.25%, 7/1/30	530	574,308
(NPFG), 5.25%, 7/1/34	100	108,946

		$9,718,147

Insured-Escrowed/Prerefunded — 0.1%
Bolingbrook, IL, (AGM), Escrowed to Maturity, 5.00%, 1/1/24	$875	$962,675
Cambria County, PA:
(BAM), Escrowed to Maturity, 5.00%, 8/1/23	240	259,762
(BAM), Escrowed to Maturity, 5.00%, 8/1/23	275	297,643
Detroit, MI, Sewage Disposal System, (AGM), Prerefunded to 7/1/22, 5.00%, 7/1/39	175	180,638

		$1,700,718

Insured-General Obligations — 2.8%
Atlantic City, NJ:
(BAM), 5.00%, 3/1/23	$500	$529,480
(BAM), 5.00%, 3/1/24	300	330,156
Bayonne, NJ:
(AGM), 5.00%, 8/1/23	300	324,132
(AGM), 5.00%, 8/1/24	300	336,642
(AGM), 5.00%, 8/1/25	885	1,026,839
(AGM), 5.00%, 8/1/26	915	1,061,281

Security	Principal Amount (000’s omitted)	Value
Bolingbrook, IL:
(AGM), 5.00%, 1/1/24	$125	$136,746
(AGM), 5.00%, 1/1/25	1,000	1,131,700
Cambria County, PA:
(AGM), 4.00%, 8/1/34	745	842,655
(BAM), 5.00%, 8/1/23	985	1,058,294
Chicago Board of Education, IL:
(NPFG), 0.00%, 12/1/26	1,580	1,475,578
(NPFG), 0.00%, 12/1/28	1,560	1,383,751
Cicero, IL:
(BAM), 4.00%, 1/1/28	1,265	1,465,427
(BAM), 4.00%, 1/1/29	815	953,468
(BAM), 4.00%, 1/1/30	80	94,186
(BAM), 4.00%, 1/1/31	80	94,904
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/29	500	572,515
Detroit, MI:
(AMBAC), 5.00%, 4/1/22	66	67,513
(AMBAC), 5.00%, 4/1/24	329	337,566
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,788,041
McCook, IL:
(AGM), 4.00%, 12/1/24	200	219,472
(AGM), 4.00%, 12/1/25	275	308,446
(AGM), 4.00%, 12/1/26	260	297,289
(AGM), 4.00%, 12/1/27	300	348,240
(AGM), 4.00%, 12/1/28	300	353,277
McHenry County Community Unit School District No. 12, IL:
(AGM), 5.00%, 1/1/25	890	977,078
(AGM), 5.00%, 1/1/26	925	1,015,086
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	824,287
Proviso Township High School District No. 209, IL, (AGM), 5.00%, 12/1/28	1,000	1,255,620
Puerto Rico:
(AGC), 5.00%, 7/1/34	310	312,164
(AGM), 5.00%, 7/1/35	1,055	1,064,284
(NPFG), 5.25%, 7/1/22	530	532,464
(NPFG), 6.00%, 7/1/27	570	575,917
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	388,115
Suffolk County, NY:
(BAM), 4.00%, 6/15/30	3,420	4,057,249
(BAM), 4.00%, 6/15/31	3,560	4,195,389
Vauxmont Metropolitan District, CO:
(AGM), 5.00%, 12/1/34	1,140	1,439,170
(AGM), 5.00%, 12/1/50	1,500	1,842,825
Will and Cook Counties Community High School District No. 210, IL:
(AGM), 0.00%, 1/1/28	500	450,315
(BAM), 0.00%, 1/1/33	200	155,256

		$36,622,817

Security	Principal Amount (000’s omitted)	Value
Insured-Housing — 0.1%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC):
(AGM), 4.00%, 4/1/22	$445	$451,288
(AGM), 4.00%, 4/1/24	400	433,100

		$884,388

Insured-Lease Revenue/Certificates of Participation — 0.1%
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$800	$885,400
Kentucky State University:
(BAM), 3.00%, 11/1/32	325	361,260
(BAM), 4.00%, 11/1/34	260	314,959

		$1,561,619

Insured-Other Revenue — 0.3%
Albany Parking Authority, NY:
(AGM), 5.00%, 7/15/24	$300	$334,713
(AGM), 5.00%, 7/15/25	315	361,737
New York City Industrial Development Agency, NY, (Queens Baseball Stadium):
(AGM), 4.00%, 1/1/32	1,000	1,211,670
(AGM), 5.00%, 1/1/31	1,250	1,636,137
Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	120	120,838

		$3,665,095

Insured-Special Tax Revenue — 0.9%
Illinois Sports Facilities Authority, (AGM), 5.00%, 6/15/27	$2,325	$2,556,919
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	1,440	1,468,800
Puerto Rico Infrastructure Financing Authority:
(AMBAC), 0.00%, 7/1/43	955	341,833
(AMBAC), 5.50%, 7/1/24	305	317,185
(AMBAC), 5.50%, 7/1/26	1,145	1,207,940
Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	4,000	5,022,960
Vineyard Redevelopment Agency, UT:
(AGM), 4.00%, 5/1/32	270	322,447
(AGM), 4.00%, 5/1/33	150	178,689
(AGM), 4.00%, 5/1/34	300	356,139
(AGM), 4.00%, 5/1/35	360	426,035

		$12,198,947

Insured-Transportation — 1.8%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AGM), (AMT), 4.00%, 1/1/46	$2,260	$2,557,032
Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	1,225	1,397,909
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	203,358
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	1,185	1,053,027
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	2,165,840
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,144,640

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Highway and Transportation Authority:
(AGM), 5.00%, 7/1/32	$1,675	$1,686,691
(AMBAC), 5.25%, 7/1/30	3,650	3,792,313
(AMBAC), 5.25%, 7/1/31	2,760	2,862,672
(NPFG), 5.00%, 7/1/29	2,570	2,605,569
(NPFG), 5.25%, 7/1/23	380	395,648
(NPFG), 5.25%, 7/1/32	100	108,497
(NPFG), 5.25%, 7/1/33	200	217,454
(NPFG), 5.25%, 7/1/35	2,470	2,684,989

		$22,875,639

Insured-Water and Sewer — 0.4%
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	$4,000	$4,497,440
West Harris County Regional Water Authority, TX, (BAM), 4.00%, 12/15/40	750	900,720

		$5,398,160

Lease Revenue/Certificates of Participation — 1.4%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
5.00%, 6/1/28	$3,000	$3,731,520
5.00%, 6/1/29	2,000	2,466,520
5.00%, 6/1/30	3,000	3,675,000
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	1,000	1,100,770
Palm Beach County, FL, Public Improvement Revenue:
5.00%, 12/1/27	2,065	2,568,220
5.00%, 12/1/28	1,245	1,586,503
5.00%, 12/1/29	2,360	3,069,888

		$18,198,421

Other Revenue — 6.3%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project):
Series 2017, 5.00%, 5/1/42(2)	$7,000	$7,943,600
Series 2018, 5.00%, 5/1/42(2)	4,500	5,226,390
Black Belt Energy Gas District, AL, 0.42%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(1)	5,000	4,991,700
Buckeye Tobacco Settlement Financing Authority, OH:
4.00%, 6/1/37	2,000	2,289,980
4.00%, 6/1/38	2,000	2,282,740
5.00%, 6/1/36	2,000	2,474,440
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group):
5.00%, 11/1/26	1,000	1,092,570
5.00%, 11/1/27	1,010	1,103,284
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 0.40%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(1)	2,630	2,639,547
California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Art), 0.75%, (SIFMA + 0.70%), 6/1/26 (Put Date), 12/1/50(1)	2,300	2,336,777
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation):
5.00%, 12/1/28	1,200	1,334,424
5.50%, 12/1/53	740	854,138

Security	Principal Amount (000’s omitted)	Value
Kalispel Tribe of Indians, WA:
Series A, 5.00%, 1/1/32(2)	$1,465	$1,727,616
Series B, 5.00%, 1/1/32(2)	1,000	1,179,260
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 0.805%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(1)	5,500	5,533,990
Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue, 0.50%, (SIFMA + 0.45%), 6/1/22 (Put Date), 11/1/26(1)	7,030	7,039,701
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(2)	1,775	2,088,376
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,010,195
New York City Cultural Resources Trust, NY, (Lincoln Center for the Performing Arts, Inc.), 4.00%, 12/1/35	1,250	1,483,588
New York City Cultural Resources Trust, NY, (Whitney Museum of American Art), Green Bonds, 5.00%, 7/1/31	3,750	4,968,825
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	5,200	6,371,248
Southeast Alabama Gas Supply District, (Project No. 2), 0.905%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	4,440	4,472,101
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 0.778%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(1)	4,430	4,450,732
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.158%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	1,000	1,000,980
Will and Kankakee Counties Community Unit School District No. 255-U, IL:
5.00%, 6/1/26	635	733,209
5.00%, 6/1/28	1,370	1,576,089
5.00%, 6/1/29	700	803,964

		$82,009,464

Senior Living/Life Care — 9.7%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/33	$500	$559,730
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/26	1,730	1,983,082
5.00%, 11/15/27	1,320	1,505,830
California Public Finance Authority, (Enso Village), Green Bonds:
2.375%, 11/15/28(2)	615	620,326
5.00%, 11/15/36(2)	485	564,089
Centerville, OH, (Graceworks Lutheran Services):
5.00%, 11/1/23	450	474,574
5.00%, 11/1/24	705	761,097
5.00%, 11/1/26	770	859,135
5.00%, 11/1/27	425	480,042
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
3.25%, 11/15/25	1,500	1,500,915
5.00%, 11/15/27	285	318,282
5.00%, 11/15/28	300	333,801
5.00%, 11/15/29	315	349,203
5.00%, 11/15/30	330	364,488
5.125%, 11/15/40	260	285,254
5.375%, 11/15/55	300	329,556
Colorado Health Facilities Authority, (Christian Living Neighborhoods):
4.00%, 1/1/29	600	677,142

Security	Principal Amount (000’s omitted)	Value
4.00%, 1/1/38	$550	$591,811
5.00%, 1/1/38	1,210	1,355,430
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.00%, 5/15/24	525	569,047
5.00%, 5/15/25	300	333,615
5.00%, 5/15/26	350	396,938
5.00%, 5/15/27	400	461,908
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	1,000	1,056,060
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	195	217,296
5.00%, 12/1/30	500	555,105
5.00%, 12/1/39	370	405,328
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	234,770
Hanover County Economic Development Authority, VA, (Covenant Woods):
5.00%, 7/1/38	125	136,066
5.00%, 7/1/48	465	502,632
5.00%, 7/1/51	1,000	1,080,120
Howard County, MD, (Vantage House):
5.00%, 4/1/26	1,570	1,636,505
5.00%, 4/1/36	2,035	2,145,256
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	418,807
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 0.75%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(1)	1,090	1,092,976
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	2,075	2,379,299
Lancaster County Hospital Authority, PA, (Brethren Village):
5.00%, 7/1/23	700	739,025
5.00%, 7/1/24	915	994,788
5.00%, 7/1/25	650	724,633
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(2)	1,200	1,357,512
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
4.00%, 2/1/30	1,500	1,736,490
4.00%, 2/1/32	395	451,765
4.00%, 2/1/33	865	987,415
4.00%, 2/1/34	1,280	1,453,722
4.00%, 2/1/35	310	351,404
5.00%, 2/1/46	1,480	1,642,016
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/30	200	225,514
4.00%, 12/1/31	150	168,548
4.00%, 12/1/32	200	224,260
4.00%, 12/1/33	100	112,055
4.00%, 12/1/34	200	223,790
4.00%, 12/1/35	350	391,195
4.00%, 12/1/36	350	390,597
4.00%, 12/1/37	300	334,344
4.00%, 12/1/38	300	333,972
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	2,039,045

Security	Principal Amount (000’s omitted)	Value
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(2)	$920	$973,940
5.625%, 7/1/46(2)	560	597,262
5.75%, 7/1/54(2)	1,725	1,842,145
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/25	1,000	1,086,690
5.00%, 1/1/26	1,040	1,130,698
5.00%, 1/1/27	1,095	1,188,776
5.00%, 1/1/29	1,205	1,306,039
5.00%, 1/1/30	630	681,704
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	430	480,839
5.00%, 7/1/31	670	746,393
5.00%, 7/1/32	295	327,949
5.00%, 7/1/33	305	338,498
5.00%, 7/1/34	195	216,144
5.00%, 7/1/39	3,075	3,387,112
5.00%, 7/1/49	9,300	10,137,465
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge):
4.00%, 1/1/29	1,335	1,438,796
5.25%, 1/1/54	250	271,065
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
5.00%, 5/15/28	255	286,842
5.00%, 5/15/30	1,300	1,449,929
5.00%, 5/15/31	775	904,223
5.00%, 5/15/32	650	754,663
5.00%, 5/15/53	2,465	2,829,031
Polk County Industrial Development Authority, FL, (Carpenter’s Home Estates, Inc.), 5.00%, 1/1/39	400	442,288
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(2)	1,540	1,663,570
Salem Hospital Facility Authority, OR, (Capital Manor):
5.00%, 5/15/27	250	292,298
5.00%, 5/15/28	270	314,256
Santa Fe, NM, (El Castillo Retirement Residences):
5.00%, 5/15/34	650	734,883
5.00%, 5/15/39	480	539,357
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community):
4.00%, 4/1/34	600	658,572
5.00%, 4/1/44	1,285	1,456,535
5.00%, 4/1/49	1,510	1,705,167
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/28	1,675	1,840,272
5.00%, 4/1/29	1,000	1,097,170
5.00%, 4/1/38	2,000	2,167,420
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):
5.00%, 11/15/42	300	335,616
5.00%, 11/15/54	1,000	1,108,200

Security	Principal Amount (000’s omitted)	Value
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group):
5.00%, 9/1/27	$1,930	$2,219,442
5.00%, 9/1/38	5,225	5,851,895
St. Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	995	1,063,864
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	500	586,505
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	4,650	5,448,405
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(2)	3,000	3,004,110
Tulsa County Industrial Authority, OK, (Montereau, Inc.):
5.00%, 11/15/28	540	622,528
5.00%, 11/15/29	400	459,256
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/23	1,690	1,777,491
5.00%, 5/1/25	745	828,395
5.00%, 5/1/26	585	663,893
5.00%, 5/1/27	500	576,875
Washington Housing Finance Commission, (Bayview Manor Homes):
4.00%, 7/1/26(2)	935	959,441
5.00%, 7/1/31(2)	750	786,712
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(2)	250	263,105
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/27(2)	840	965,698
5.00%, 1/1/28(2)	445	516,102
5.00%, 1/1/29(2)	460	531,926
5.00%, 1/1/34(2)	500	568,765
5.00%, 1/1/39(2)	750	845,295
Wayzata, MN, (Folkestone Senior Living Community):
3.25%, 8/1/29	500	517,355
3.375%, 8/1/30	425	440,185
3.75%, 8/1/36	250	260,028
3.75%, 8/1/37	500	519,380
4.00%, 8/1/38	175	183,274
4.00%, 8/1/39	125	130,775
5.00%, 8/1/31	350	378,931
5.00%, 8/1/32	250	270,318
5.00%, 8/1/33	350	378,053
5.00%, 8/1/34	100	107,932
5.00%, 8/1/35	100	107,848
Westchester County Local Development Corp., NY, (Kendal on Hudson):
4.00%, 1/1/23	2,410	2,464,104
5.00%, 1/1/28	3,390	3,539,567

		$126,986,865

Special Tax Revenue — 2.5%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	$1,500	$1,675,905
Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/24	1,000	1,132,320

Security	Principal Amount (000’s omitted)	Value
Baltimore, MD, (Harbor Point):
3.25%, 6/1/31(2)	$220	$228,393
3.30%, 6/1/32(2)	250	257,788
3.35%, 6/1/33(2)	270	278,211
3.40%, 6/1/34(2)	285	293,453
3.45%, 6/1/35(2)	310	319,176
3.50%, 6/1/39(2)	650	669,448
Bullhead City, AZ, Excise Taxes Revenue, 2.10%, 7/1/36	585	569,492
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion):
5.00%, 12/1/36	1,360	1,609,084
5.00%, 12/1/37	650	766,655
5.00%, 12/1/39	905	1,061,619
Irving, TX, Hotel Occupancy Tax Revenue:
5.00%, 8/15/31	225	273,438
5.00%, 8/15/33	300	362,475
5.00%, 8/15/35	150	180,528
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	823,068
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	1,961,456
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,277,132
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/27	4,000	4,818,880
New York State Urban Development Corp., Sales Tax Revenue, 3.00%, 3/15/40	3,000	3,182,580
Sales Tax Securitization Corp., IL, 5.00%, 1/1/30	2,000	2,555,820
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/34	1,615	1,863,823
South Village Community Development District, FL:
2.125%, 5/1/22	100	100,457
2.375%, 5/1/23	100	102,026
2.50%, 5/1/24	100	103,508
2.75%, 5/1/25	95	100,089
3.25%, 5/1/27	95	101,704
4.35%, 5/1/26	365	384,057
Sparks, NV, (Legends at Sparks Marina), 2.75%, 6/15/28(2)	3,250	3,343,340
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	965	928,426
Washington Convention and Sports Authority, D.C., Dedicated Tax Revenue, 4.00%, 10/1/33	700	834,484

		$33,158,835

Student Loan — 0.2%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	$600	$676,452
Massachusetts Educational Financing Authority:
(AMT), 5.00%, 7/1/22	1,000	1,031,220
(AMT), 5.00%, 1/1/23	500	526,475

		$2,234,147

Transportation — 17.8%
Austin, TX, Airport System Revenue:
(AMT), 5.00%, 11/15/32	$1,690	$2,119,057
(AMT), 5.00%, 11/15/33	1,720	2,149,776

Security	Principal Amount (000’s omitted)	Value
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 0.50%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(1)	$3,200	$3,238,240
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/34	1,700	2,034,594
(AMT), 5.00%, 12/31/35	3,300	3,944,787
(AMT), 5.00%, 12/31/36	3,910	4,669,205
(AMT), 5.00%, 12/31/37	1,715	2,047,316
Central Florida Expressway Authority, 5.00%, 7/1/42	3,000	3,599,400
Central Texas Regional Mobility Authority:
5.00%, 1/1/25	350	398,454
5.00%, 1/1/26	500	578,125
5.00%, 1/1/27	550	633,160
5.00%, 1/1/28	750	856,913
5.00%, 1/1/33	1,225	1,573,696
5.00%, 1/1/35	500	638,200
Charlotte, NC, (Charlotte Douglas International Airport), (AMT), 5.00%, 7/1/29	900	1,128,636
Chicago, IL, (Midway International Airport):
(AMT), 5.00%, 1/1/25	7,255	8,237,327
(AMT), 5.00%, 1/1/27	1,000	1,094,880
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,668,550
Clark County, NV, Airport System Revenue, (AMT), 5.00%, 7/1/27	2,500	3,031,875
Colorado Bridge Enterprise, (Central 70 Project):
(AMT), 4.00%, 12/31/26	3,950	4,531,242
(AMT), 4.00%, 6/30/27	4,475	5,160,525
(AMT), 4.00%, 12/31/27	2,425	2,817,025
(AMT), 4.00%, 6/30/30	790	903,555
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	545,970
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/30	6,955	8,466,739
Houston, TX, Airport System Revenue:
(AMT), 4.00%, 7/1/36	1,100	1,294,106
(AMT), 4.00%, 7/1/37	1,500	1,759,530
(AMT), 4.00%, 7/1/38	1,500	1,753,905
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,373,450
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/30	1,000	1,237,110
(AMT), 5.00%, 3/1/32	1,000	1,229,380
(AMT), 5.00%, 3/1/33	2,000	2,453,700
(AMT), 5.00%, 3/1/34	1,800	2,204,046
Lee County, FL, Airport Revenue:
(AMT), 5.00%, 10/1/30	6,095	7,775,148
(AMT), 5.00%, 10/1/31	5,950	7,692,457
(AMT), 5.00%, 10/1/32	3,000	3,866,760
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/25	3,105	3,578,947
(AMT), 5.00%, 5/15/27	2,700	3,097,818
(AMT), 5.00%, 5/15/34	1,710	2,095,041
(AMT), 5.00%, 5/15/36	2,515	3,072,626
Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/26	1,230	1,371,032

Security	Principal Amount (000’s omitted)	Value
Maryland Economic Development Corp., (Seagirt Marine Terminal):
(AMT), 5.00%, 6/1/44	$500	$594,070
(AMT), 5.00%, 6/1/49	750	885,510
Memphis-Shelby County Airport Authority, TN:
(AMT), 5.00%, 7/1/27	1,330	1,612,958
(AMT), 5.00%, 7/1/29	1,470	1,798,104
Metropolitan Transportation Authority, NY, 3.00%, 11/1/22	5,000	5,140,850
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/37	410	482,197
(AMT), 4.00%, 10/1/38	515	604,213
(AMT), 4.00%, 10/1/41	410	477,371
(AMT), 5.00%, 10/1/23	810	881,150
Miami-Dade County, FL, Aviation Revenue:
4.00%, 10/1/39	1,675	1,942,749
5.00%, 10/1/25	1,000	1,129,940
(AMT), 5.00%, 10/1/34	5,000	5,598,650
Miami-Dade County, FL, Seaport Revenue, (AMT), 4.00%, 10/1/46	5,000	5,743,000
New Jersey Turnpike Authority:
0.658%, (70% of 1 mo. USD LIBOR + 0.60%), 1/1/23(1)	1,000	1,003,710
5.00%, 1/1/32	4,520	5,038,580
New Orleans Aviation Board, LA:
(AMT), 5.00%, 1/1/24	1,600	1,754,368
(AMT), 5.00%, 1/1/25	1,600	1,816,640
(AMT), 5.00%, 1/1/27	1,000	1,132,030
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	235	260,474
North Texas Tollway Authority:
4.00%, 1/1/38	2,425	2,860,530
5.00%, 1/1/30	1,000	1,158,400
Pennsylvania Turnpike Commission, 5.00%, 12/1/37	6,000	7,458,240
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/30	2,140	2,583,194
Port Authority of New York and New Jersey:
4.00%, 11/1/41	2,100	2,452,800
(AMT), 3.00%, 10/1/28	2,900	3,243,128
(AMT), 5.00%, 10/15/33	2,080	2,683,533
(AMT), 5.00%, 10/15/34	2,200	2,829,332
(AMT), 5.00%, 10/15/35	2,000	2,566,040
(AMT), 5.00%, 10/15/36	2,150	2,750,882
Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,300	2,603,048
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/32	1,500	1,862,160
(AMT), 5.00%, 7/1/33	1,405	1,743,141
(AMT), 5.00%, 7/1/34	1,510	1,867,870
Port of Seattle, WA:
5.00%, 6/1/33	4,150	5,457,997
(AMT), 5.00%, 9/1/26	2,300	2,743,003
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/31	11,490	14,839,795

Security	Principal Amount (000’s omitted)	Value
San Jose, CA, Airport Revenue:
(AMT), 5.00%, 3/1/27	$1,500	$1,807,200
(AMT), 5.00%, 3/1/41	5,000	5,873,450
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
5.00%, 12/31/34	3,000	3,726,840
5.00%, 12/31/35	1,000	1,240,510
Triborough Bridge and Tunnel Authority, NY, Series 2017C, 5.00%, 11/15/42	2,745	3,358,425
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), (AMT), 5.00%, 12/1/46	1,250	1,560,525

		$233,088,910

Water and Sewer — 1.4%
Cape Fear Public Utility Authority, NC, 4.00%, 8/1/32	$445	$508,337
Coldwater Local Development Finance Authority, MI:
(AMT), Series A, 5.00%, 12/1/27	390	443,013
(AMT), Series B, 5.00%, 12/1/27	505	573,645
Denver City and County Board of Water Commissioners, CO, 5.00%, 12/15/28	3,195	4,089,951
Elsinore Valley Municipal Water District Financing Authority, CA:
3.00%, 7/1/33	750	848,362
3.00%, 7/1/34	625	700,688
3.00%, 7/1/35	700	779,135
Loudoun County Sanitation Authority, VA, 4.00%, 1/1/33	4,935	6,038,959
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	2,750	2,952,510
Miami-Dade County, FL, Water and Sewer System Revenue, 3.00%, 10/1/36	1,600	1,759,152

		$18,693,752

Total Tax-Exempt Municipal Obligations — 93.1% (identified cost $1,168,106,418)		$1,218,053,216

Taxable Municipal Obligations — 4.3%

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 0.1%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,060,920

		$2,060,920

General Obligations — 2.2%
Atlantic City, NJ, 7.00%, 3/1/28	$2,670	$3,022,787
Campbell Union High School District, CA, 1.472%, 8/1/29	3,500	3,390,275
Cecil County, MD, 1.40%, 11/1/28	1,825	1,793,519
Chicago, IL:
7.375%, 1/1/33	3,250	4,198,610
7.75%, 1/1/42	3,811	4,334,708
7.781%, 1/1/35	2,600	3,573,830
Collin County, TX, 1.683%, 2/15/30	100	99,113

Security	Principal Amount (000’s omitted)	Value
Dauphin County, PA, 1.83%, 11/15/29	$1,200	$1,199,928
Lakeside School District No. 9, AR, 1.45%, 4/1/34	2,390	2,265,051
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.002%, 8/1/33	650	648,836
Marin Community College District, CA, 2.14%, 8/1/34	1,500	1,486,755
Mattawan Consolidated School, MI, 1.966%, 5/1/32	1,350	1,343,182
Mesquite Independent School District, TX, (PSF Guaranteed):
1.84%, 8/15/33	505	492,870
2.22%, 8/15/36	730	721,948

		$28,571,412

Insured-General Obligations — 0.7%
Altoona Area School District, PA, (BAM), 2.288%, 12/1/34	$750	$742,710
Bureau County Township High School District No. 502, IL:
(BAM), 1.756%, 12/1/29	1,000	983,180
(BAM), 2.279%, 12/1/33	880	872,361
Detroit, MI, (AMBAC), 5.15%, 4/1/25	6,427	6,429,899

		$9,028,150

Insured-Hospital — 0.1%
Oklahoma Development Finance Authority, (OU Medicine), (AGM), 4.65%, 8/15/30	$1,500	$1,756,875

		$1,756,875

Insured-Special Tax Revenue — 0.5%
Bexar County, TX, Venue Project Revenue, (AGM), 2.434%, 8/15/33	$1,505	$1,494,796
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.457%, 9/1/32	1,500	1,522,080
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,101,956
Successor Agency to San Bernardino County Redevelopment Agency, CA:
(AGM), 3.25%, 9/1/22	350	357,182
(AGM), 3.50%, 9/1/23	510	531,155
(AGM), 3.75%, 9/1/25	500	533,400
(AGM), 4.00%, 9/1/26	500	531,225

		$6,071,794

Senior Living/Life Care — 0.1%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.95%, 5/15/24	$1,450	$1,488,701

		$1,488,701

Special Tax Revenue — 0.6%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.80%, 7/1/22	$1,000	$1,017,060
New York Dormitory Authority, Personal Income Tax Revenue, 1.187%, 3/15/26	6,310	6,262,170
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	335	342,156

		$7,621,386

Total Taxable Municipal Obligations — 4.3% (identified cost $53,478,912)		$56,599,238

Security	Value
Total Investments — 98.6% (identified cost $1,236,377,260)	$1,289,931,083

Other Assets, Less Liabilities — 1.4%	$18,445,013

Net Assets — 100.0%	$1,308,376,096

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2021, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is less than 10% individually.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2021, 8.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 4.1% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2021.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2021, the aggregate value of these securities is $98,081,843 or 7.5% of the Fund’s net assets.

(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(4)	When-issued/delayed delivery security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at October 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$14,809,177	$—	$14,809,177
Tax-Exempt Mortgage-Backed Securities	—	469,452	—	469,452
Tax-Exempt Municipal Obligations	—	1,218,053,216	—	1,218,053,216
Taxable Municipal Obligations	—	56,599,238	—	56,599,238
Total Investments	$—	$1,289,931,083	$—	$1,289,931,083

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.